Statutory Prospectus Supplement dated April 30, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Core Plus Bond Fund

The following information replaces in its entirety the information appearing in the tenth paragraph under the heading “Fund Summary – Principal Investment Strategies of the Fund” in the statutory prospectus:

“The Fund can use options, including currency options, to seek alpha (return on investments in excess of the benchmark index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can also use credit default swap options to gain the right to enter into a credit default swap at a specified future date. The Fund can further use swaptions (options on swaps) to manage interest rate risk; and options on bond or rate futures to manage interest rate exposure.”

Statutory Prospectus Supplement dated April 30, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Core Plus Bond Fund

The following information replaces in its entirety the information appearing in the tenth paragraph under the heading “Fund Summaries – Invesco Core Plus Bond Fund – Principal Investment Strategies of the Fund” in the statutory prospectus:

“The Fund can use options, including currency options, to seek alpha (return on investments in excess of the benchmark index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can also use credit default swap options to gain the right to enter into a credit default swap at a specified future date. The Fund can further use swaptions (options on swaps) to manage interest rate risk; and options on bond or rate futures to manage interest rate exposure.”